FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets And Liabilities
At the beginning of the year, impairment of other receivables
Impairment of other receivables	1
At the end of the year, impairment of other receivables	$ 1